GUIDESTONE FUNDS

Supplement dated February 28, 2017

to

Prospectus dated May 1, 2016

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I.        CHANGES TO PRINCIPAL INVESTMENT STRATEGIES FOR THE

        TARGET DATE FUNDS

Effective May 1, 2017, the principal investment strategies for the Target Date Funds will be amended as outlined in this section.

Under the section disclosing “Principal Investment Strategies”, the first six bullet points for the Target Date Funds, on pages 10, 15, 20, 24 and 28, are deleted in their entirety and replaced with the following:

•

The Fund pursues its objective by investing in a diversified portfolio of GuideStone Funds Select Funds (“Select Funds”) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (“Target Date”) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.

•

Over time, the allocation to asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until approximately 12 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during the investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.

•	The Adviser uses the following glide path to allocate the Fund’s assets.

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•

At the Target Date, the Fund’s allocation to stocks was/will be approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 12 years after its Target Date, when its allocation to stocks will remain fixed at approximately 36% of its assets and the majority of the remainder will be invested in bonds with allocations to real assets and alternative investments.

•

The asset classes in which the Fund may invest through the Select Funds generally are divided into: (1) equity securities (such as common stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets); (2) fixed-income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, inflation-indexed securities, and short-term investments such as money market instruments); (3) real assets (such as inflation-protected bonds, real estate-related securities, equity securities of real estate investment trusts and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and (4) alternative investments (such as short sales of stocks, equity index options, forward currency exchange contracts, equity swap agreements and other derivative instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed-income securities in which it invests. The Fund may hold cash or invest in short-term paper and other short-term investments, as deemed appropriate by the Adviser.

•

The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

•

The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

II.        CHANGES TO PRINCIPAL INVESTMENT RISKS FOR THE

        TARGET DATE FUNDS

Effective May 1, 2017, under the section disclosing “Principal Investment Risks”, the following risk factor is added for the Target Date Funds, on pages 11, 16, 21, 25 and 29:

•

To the extent the Fund invests in alternative (non-traditional) investments, the Fund will be subject to the risks associated with such investments. Alternative (non-traditional) investments use a different approach to investing than do traditional investments (stocks, bonds and cash) and the performance of alternative (non-traditional) investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative (non-traditional) investments will decline in value along with equity or fixed-income markets, or both, or that they may not otherwise perform in accordance with expectations. Alternative (non-traditional) investments can be highly volatile, are often less liquid, particularly in periods of stress, are generally more complex and less transparent, and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative (non-traditional) investments may be more dependent on an investment manager’s experience and skill than traditional investments. The use of alternative (non-traditional) investments may not achieve the desired effect.

III.        CHANGE TO THE NAME OF THE REAL ESTATE SECURITIES FUND

Effective May 1, 2017, the Real Estate Securities Fund will be renamed the Global Real Estate Securities Fund.

Under the “Principal Investment Strategies” section, on page 83, the following bullet is added:

•

Under normal market conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30%) in securities of non-U.S. issuers. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund will allocate its assets among no less than three countries.

IV.        CHANGE TO THE PORTFOLIO MANAGER OF THE REAL ESTATE

        SECURITIES FUND

Effective December 30, 2016, Joseph D. Fisher no longer served as portfolio manager to the portion of the Real Estate Securities Fund managed by RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited. All references to Joseph D. Fisher are deleted in their entirety.

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Real Estate Securities Fund, on page 85, the disclosure for RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited is deleted in its entirety and replaced with the following:

RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited
John Hammond Managing Director	Since September 2013
Chris Robinson Director	Since September 2013
David W. Zonavetch, CPA Director	Since August 2013
Robert Thomas Managing Director	Since January 2017

Under the heading “Sub-Advisers,” the following disclosure pertaining to RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited for the Real Estate Securities Fund, on page 136, is deleted in its entirety and replaced with the following:

RREEF America L.L.C. (“RREEF”), Deutsche Investments Australia Limited (“DIAL”) and Deutsche Alternative Asset Management (Global) Limited (“DeAAM Global”) (together, “RREEF”) are located at Deutsche Asset Management, 222 South Riverside Plaza, Floor 24, Chicago, Illinois 60606, at Deutsche Bank Place, Level 16, CNR Hunter and Phillip Streets, Sydney, NSW 2000, Australia, and at Winchester House, 1 Great Winchester Street, London, EC2N 2DB, United Kingdom, respectively. Founded in 1975, RREEF’s Real Estate business had approximately $52.2 billion in total assets under management as of December 31, 2015. The Global Real Estate Securities strategy is managed on a team basis under the leadership of John F. Robertson, CFA, Co-Head of Liquid Real Assets — Alternatives and Real Assets, and John Vojticek, Co-Head and Chief Investment Officer, Liquid Real Assets — Alternatives and Real Assets. The team is led by regional portfolio managers: David W. Zonavetch, CPA, Director and Robert Thomas, Managing Director, who are co-lead portfolio managers for the Americas Real Estate Securities business; Chris Robinson, Director, lead portfolio manager for the Asia Pacific Real Estate Securities business; and John Hammond, Managing Director, lead portfolio manager for the European Real Estate Securities business. Messrs. Zonavetch, Robinson and Hammond have each been with the firm for over 11 years and are primarily responsible for the day-to-day operations, as well as final decisions on stock selection and property sector allocation (where appropriate), for an assigned portion of the Real Estate Securities Fund. Mr. Thomas has over 15 years of industry experience. Prior to joining RREEF, Mr. Thomas served as the Head of North American Property Equities and Portfolio Manager at Henderson Global Investors and Co-Head of North American Listed Real Estate at AMP Capital Investors.

V.        CHANGE TO SOCIALLY RESPONSIBLE INVESTING POLICY

Under the heading “Additional Information Regarding the Fund”, the second paragraph on page 114 is deleted in its entirety and replaced with the following:

No Fund may invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. These investment restrictions may only be changed by the vote of the majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include Shares which have been repurchased or redeemed by the Trust.

VI. CHANGE TO SERVICE PROVIDER

Effective on or about April 1, 2017, The Northern Trust Company, 50 LaSalle Street, Chicago, Illinois 60603, will replace BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 18909-3706, as administrator and fund accounting agent to the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated February 28, 2017

to

Statement of Additional Information (“SAI”) dated May 1, 2016

This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI, as supplemented.

I.        CHANGE TO SOCIALLY RESPONSIBLE INVESTING POLICY

Under the heading “Description of Investments and Risks”, the first paragraph on page 5 is deleted in its entirety and replaced with the following:

The Funds do not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the alcohol, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without a vote of a majority of the outstanding shares of the Trust.

Under the heading “Description of Investments and Risks”, the first paragraph of the disclosure pertaining to Socially Responsible Investing, on page 33, is deleted in its entirety and replaced with the following:

Socially Responsible Investing. The Funds may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the alcohol, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. Socially responsible investing, in accordance with the GuideStone Financial Resources stated policy, is an integral part of the investment program of the Trust. The implementation of the Funds’ social investment guidelines is overseen by members of the Adviser’s executive and senior management team.

Under the heading “Investment Restrictions”, on page 40, the first paragraph is deleted in its entirety and replaced with the following:

No Fund may invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the alcohol, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. These investment restrictions may only be changed by the vote of the majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include Shares which have been repurchased or redeemed by the Trust.

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II.        CHANGE TO MANAGEMENT OF THE FUNDS

Effective February 24, 2017, Harold R. Loftin, Jr., Esq. no longer serves as an officer to GuideStone Funds. All references to Harold R. Loftin, Jr., Esq. are deleted in their entirety.

Under the heading, “Management of the Funds”, beginning on page 42, the following information is added to the portion of the table listing Officers Who Are Not Trustees:

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES
Matthew A. Wolfe (1982) 2401 Cedar Springs Road Dallas, TX 75201-1498 Chief Legal Officer and Secretary	Since 2017*	Associate Counsel – Investment and Corporate Services, GuideStone Financial Resources, 2015 – present; Vice President and Assistant General Counsel, Goldman Sachs & Co., 2012 - 2015; Associate, Dechert LLP, 2007 - 2012.	N/A	N/A

*	Effective February 24, 2017.

Under the heading “Management of the Funds”, beginning on page 42, the first footnote to the Trustees and Officers table on page 45 is deleted in its entirety and replaced with the following:

(1)

Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the board of trustees of GuideStone Financial Resources. All Trustees must retire at the end of the calendar year in which they attain the age of 80 or after achieving 10 years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.

Under the section entitled “The Board’s Committees”, under the sub-heading for Nominating Committee, on page 48, the second paragraph is deleted in its entirety and replaced with the following:

Shareholders owning 50% or more of the outstanding voting securities of the Trust may submit nominations for Trustee candidates in writing to the attention of Matthew A. Wolfe, Chief Legal Officer and Secretary, GuideStone Funds, 2401 Cedar Springs Road, Dallas, Texas 75201-1498.

III.        CHANGES TO THE REAL ESTATE SECURITIES FUND

Effective May 1, 2017, the Real Estate Securities Fund will be renamed the Global Real Estate Securities Fund.

Effective December 30, 2016, Joseph D. Fisher no longer served as portfolio manager for the portion of the Real Estate Securities Fund managed by RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited. All references to Joseph D. Fisher are deleted in their entirety.

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IV.        CHANGES TO OTHER ACCOUNTS MANAGED

The “Other Accounts Managed” chart, beginning on page 60, is amended as follows to update the information for BlackRock Financial Management, Inc. , RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited. This information is current as of, December 31, 2015, except as noted.

Sub-Adviser Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio
Manager(s) within each category below, number
of accounts and the total assets in the accounts
with respect to which the advisory fee is based on
							the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited
David W. Zonavetch, CPA	6	$3,928	10	$982	18	$2,986	N/A	N/A	N/A	N/A	N/A	N/A
Chris Robinson	2	$1,512	9	$1,109	11	$1,232	N/A	N/A	N/A	N/A	N/A	N/A
John Hammond	2	$1,512	8	$912	10	$1,269	N/A	N/A	N/A	N/A	N/A	N/A
Robert Thomas*	5	$3,893	12	$1,708	22	$2,815	N/A	N/A	N/A	N/A	N/A	N/A
*	Other accounts managed data is current as of January 3, 2016.

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V.        CHANGE TO OTHER SERVICE PROVIDERS

Effective on or about April 1, 2017, The Northern Trust Company, 50 LaSalle Street, Chicago, Illinois 60603, will replace BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 18909-3706, as administrator and fund accounting agent to the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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